Investment Strategy	Feb. 28, 2025
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of large capitalization companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund considers large capitalization companies to be companies that have market capitalizations of greater than $5 billion at the time of initial purchase. The equity securities in which the Fund invests are primarily common stocks, but may also include real estate investment trusts (“REITs”), and master limited partnerships (“MLPs”). The Fund generally invests in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts (“ADRs”). In the event that the Fund invests in foreign securities and ADRs, the Adviser expects that the Fund’s investments in such securities would normally represent less than 25% of the Fund’s assets.

The Fund invests in approximately 40-60 securities that are well diversified among market sectors. The Adviser utilizes a value style of investing to select securities for the Fund that it believes are undervalued, generally maintain high-quality characteristics, and offer an attractive opportunity for price appreciation coupled with downside risk limitation. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book values, revenues and cash flow. The Fund considers quality characteristics from a quantitative perspective, such as free cash flow generation, attractive returns on capital, and conservative balance sheets. Additionally, from a qualitative perspective, quality characteristics include strong management teams, durable competitive advantages, and reasonable growth prospects. Key metrics for evaluating the risk/return profile of an investment may include strong free cash flow, an improving return on equity, a strengthening balance sheet and, in the case of common equities, positive earnings surprises without a corresponding change in the stock price. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target or a change to a company’s fundamentals that negatively impacts the original investment thesis. The Adviser will not necessarily sell a security that has depreciated below the stated market capitalization defined above.

Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund has flexibility to achieve its investment objective and invests in a broad range of income-producing securities, including debt and equity securities in the U.S. and other markets throughout the world, both developed and emerging. “Emerging markets” include countries in the MSCI Emerging Markets Index, and other countries that the Fund considers to be equivalent to those in that index based on their level of economic development or the size and experience of their securities markets. There is no limit on the number of countries in which the Fund may invest, and the Fund may focus its investments in a single country or a small group of countries. As attractive investments across asset classes and strategies arise, the Adviser attempts to capture these opportunities and has latitude to allocate the Fund’s assets among asset classes. The Adviser buys and sells securities and investments for the Fund based on the Adviser’s view of issuer fundamentals, global economics, sectors and overall portfolio construction, taking into account risk/return analyses and relative value considerations.

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of U.S. issuers. U.S. issuers include the U.S. government and its agencies and instrumentalities. In addition, a company is considered by the Fund to be a U.S. issuer if: (i) at least 50% of the company’s assets are located in the U.S.; (ii) at least 50% of the company’s revenue is generated in the U.S.; (iii) the company is organized or maintains its principal place of business in the U.S.; or (iv) the company’s securities are traded principally in the U.S.

The Fund seeks to achieve a neutral allocation of 80% of its total assets in debt securities and 20% of its total assets in equity securities. The Adviser’s bottom up investment process and top-down macroeconomic views will drive tactical allocation decisions by overweighting/underweighting stocks and bonds to outperform the benchmark.

The Fund may invest up to 100% of its total assets in debt securities, including corporate bonds, mortgage-backed, mortgage-related and asset-backed securities (including collateralized mortgage obligations), inflation-linked securities (including Treasury Inflation Protected Securities (“TIPS”)), bank loan assignments and participations (“Loans”). The Fund may invest up to 35% of its total assets in Loans. The Fund may invest in debt securities with any maturity, duration or credit quality, including securities rated below investment grade or, if unrated, deemed by the Adviser to be of comparable quality (“junk bonds”). The Fund currently expects to invest no more than 70% of its total assets in junk bonds.

The Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (“TBA”) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date but the delivered securities must meet specified terms and standards. The Fund would generally enter into TBA transactions with the intention of taking possession of the underlying mortgage-backed securities. However, in an effort to obtain underlying mortgage securities on more preferable terms or to enhance returns, the Fund may extend the settlement by entering into dollar roll transactions in which the Fund sells mortgage-backed securities and simultaneously agrees to purchase substantially similar securities on a future date.

The Fund may invest up to 30% of its total assets in equity securities, including common stocks, American Depositary Receipts (“ADRs”) and real estate investment trusts (“REITs”). The Fund may invest up to 25% of its total assets in REITs. In addition to investments in equity securities, the Fund may also invest up to 50% of its total assets in preferred stocks and convertible securities that have characteristics of both equity and debt securities. The Fund may invest in equity securities, preferred stocks and convertible securities of companies of any market capitalization.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, foreign currency transactions, options and swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may also use such derivatives to manage equity, country, regional and currency exposure, to increase income or gain to the Fund, for hedging and for risk management. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of foreign currency derivatives, including forward foreign currency contracts and currency futures, but may not always do so. In addition to hedging non-dollar investments, the Fund may use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

As a result of the Fund’s investment style, the Fund, from time to time, will engage in frequent trading.

Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund employs an absolute return strategy, which means that the Fund seeks to earn a positive total return through a combination of current income and capital appreciation in all market conditions, by maintaining a portfolio that is designed to have low volatility and low correlations with equity and fixed income markets over a full market cycle.

In seeking to achieve its goals, the Fund invests primarily in income producing convertible securities. Convertible securities include, but are not limited to, corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. Once a convertible security converts to common stock, the Fund would be an equity owner of the particular company as a common stockholder. The Fund may also invest in equity securities and non-convertible fixed income securities, and may invest in securities of any market capitalization, maturity, duration or credit quality, including securities rated below investment grade or, if unrated, deemed by the Adviser to be of comparable quality (“junk bonds”). The Fund may invest in foreign companies in both developed and emerging markets.

The Fund may seek to exploit certain arbitrage opportunities by, for example, selling common stocks or bonds short against positions in which the Fund has invested in convertible securities, or establishing short positions in convertible securities with long positions in the corresponding common stock or bond. When the Fund sells a security short, it is selling a security it does not own. The Fund may invest in derivative instruments, such as futures contracts, forward contracts, options and swaps (including credit default swaps) to seek to hedge risks such as issuer, equity market, credit, interest rate and foreign currency risks, or enhance the returns of the Fund. The Fund may also seek to generate income from option premiums by writing (selling) call and put options on individual securities, broad-based securities indexes or exchange-traded funds (“ETFs”). The Adviser seeks to identify undervalued convertible securities by utilizing quantitative tools and fundamental research to assess a security’s income characteristics, liquidity, credit quality, volatility and equity value. The Adviser seeks to invest in companies with strong business models, quality management, and favorable financial conditions. The Adviser will consider selling a convertible security when it believes that the security is no longer undervalued, or there are unfavorable changes in the fundamentals of the underlying company or the structure of the convertible security. The Fund may buy and sell securities frequently, which could result in a high portfolio turnover rate.

When the Adviser believes that market conditions are unfavorable for profitable investing, or is otherwise unable to locate attractive investment opportunities, it may increase the Fund’s investments in cash or money market instruments to protect the Fund’s assets and maintain liquidity. When the Fund’s investments in cash or money market instruments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in equity and fixed income securities.

The Fund invests across various asset classes, sectors and securities, and, from time to time, will engage in frequent trading.

As a result of the Fund’s investment style, the Fund, from time to time, will engage in frequent trading.

Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in income-producing securities. The Fund invests primarily in securities of companies in the real estate industry, such as real estate investment trusts (“REITs”), master limited partnerships and other real estate firms. Investments in these issuers are expected to include a significant portion of assets in preferred stock, and may also include convertible preferred stock, debt obligations and other senior securities. The Fund may also invest in common stock, rights and warrants to purchase securities, and limited partnership interests to the extent the Adviser deems appropriate. To select investments for the Fund, the Adviser uses a value-oriented philosophy focused on an issuer’s cash flow and future cash generation capability, its asset valuations, and the capabilities of its management. Specific to real estate companies, the Adviser analyzes an issuer’s cash flow potential, current and future occupancy and rental trends, underlying tenant health, and the costs associated with maintaining the physical condition of assets in its portfolio. The evaluation of an issuer’s management team primarily consists of understanding its capital allocation track record regarding property acquisition, development and disposition, and how it chooses to fund these endeavors. For broad financial companies, the Adviser assesses financial characteristics such as likely asset growth, margins, credit risk, balance sheet funding, and revenue growth potential of various fee generating businesses. By using this approach, the Adviser seeks to identify investments with the opportunity to generate attractive risk adjusted returns over time.

The Fund invests in securities of companies having any capitalization, any maturity and any credit quality (including bonds commonly referred to as “junk bonds”). The Fund may purchase restricted securities or securities which are deemed to be not readily marketable.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Institutional Shares [Member] | WESTWOOD QUALITY MIDCAP FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-cap companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund considers mid-cap companies to be those companies within the market capitalization range of the Russell Midcap® Index at the time of initial purchase. While the market capitalization range of the Russell Midcap® Index changes throughout the year, it undergoes an annual reconstitution in June of each year. As of December 31, 2024, the market capitalization range of the companies in the index was between $159.4 million and $171.7 billion. The Fund seeks to achieve its investment objective by investing primarily in equity securities of companies which the Adviser believes are undervalued in relation to the broader market, employ superior business models compared to their competition, and possess strong balance sheets and free cash flow. The equity securities in which the Fund invests are primarily common stocks, public real estate investment trusts (“REITs”), and master limited partnerships (“MLPs”). The Fund’s investments in REITs include commercial property REITs and residential mortgage REITs. The Fund’s investments in MLPs will primarily be within the broad energy sector and include MLPs in transportation and shipping, storage, processing, refining, marketing, exploration, production, and mining.

Under normal conditions, the Fund invests in approximately 50-80 securities that are well diversified among market sectors. The Adviser utilizes a value style of investing to select equity securities for the Fund that it believes are undervalued, generally maintain high-quality characteristics, and offer an attractive risk adjusted return opportunity. The Adviser considers both valuation and quality metrics in absolute terms, as well as on a relative basis compared to the companies comprising the Russell Midcap® Value Index. The Adviser identifies undervalued securities by evaluating the current intrinsic value of a company’s current and future potential earnings, free cash flow, revenue, and return on capital. The Adviser also emphasizes high-quality companies as part of the principal investment strategy and considers investing in companies that maintain conservative balance sheets with lower levels of debt, attractive return of equity, strong management teams, and competitive advantages in their respective industry or sector. As it pertains to the

Adviser’s emphasis on risk adjusted returns, the qualitative and quantitative assessment of absolute downside risk for each individual security is paramount when selecting securities for the Fund in an effort to outperform the Index in down markets.

As the Adviser constructs the Fund’s portfolio, it does not have set allocations for common stocks, REITs, or MLPs, nor does it focus on any particular industry or sector. Sector weights are a residual of bottom up portfolio construction and are limited to 25% to any one sector on an absolute basis as a component of the inherent risk controls embedded in the process. As the Adviser evaluates each investment opportunity, it applies the same value investing criteria regardless of the security type and constructs the portfolio by selecting those securities with the most attractive value factors described above regardless of security type, sector, or industry. The Fund will not invest more than 25% of its assets in MLPs. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target or a change to a company’s fundamentals that negatively impacts the original investment thesis. The Adviser will not necessarily sell a security that has depreciated below the stated market capitalization defined above.

Institutional Shares [Member] | Westwood Quality Smidcap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small- and mid-cap companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund considers small- and mid-cap companies to be those companies within the market capitalization range of the Russell 2500® Index at the time of initial purchase. While the market capitalization range of the Russell 2500® Index changes throughout the year, it undergoes an annual reconstitution in June of each year. As of December 31, 2024, the market capitalization range of the companies in the index was between $6.1 million and $32.9 billion. The equity securities in which the Fund invests are primarily common stocks, but may also include shares of exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”), and master limited partnerships (“MLPs”). The Fund generally invests in securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts (“ADRs”). In the event the Fund invests in foreign securities or ADRs, the Adviser expects that the Fund’s investment in such securities would normally represent less than 15% of the Fund’s assets.

The Fund invests in approximately 45-75 securities that are well diversified among market sectors. The Adviser utilizes a value style of investing to select securities for the Fund that it believes are undervalued, generally maintain high-quality characteristics, and offer an attractive opportunity for price appreciation coupled with downside risk limitation. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book values, revenues and cash flow. Key metrics for evaluating the risk/return profile of an investment may include strong free cash flow, an improving return on equity, a strengthening balance sheet and, in the case of common equities, positive earnings surprises without a corresponding change in the stock price. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target, a change to a company’s fundamentals that makes the risk/return profile unattractive, or a need to improve the overall risk/return profile of the Fund. The Adviser will not necessarily sell a security that has appreciated or depreciated outside the Fund’s target capitalization range.

Institutional Shares [Member] | Westwood Quality AllCap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in equity securities of companies which the Adviser believes are undervalued in relation to the broader market, employ superior business models compared to their competition, and possess strong balance sheets and free cash flow. Generally, the universe of securities from which the Adviser selects investments will encompass companies of all market capitalizations greater than $100 million at the time of purchase. The equity securities in which the Fund invests are primarily common stocks, public real estate investment trusts (“REITs”), and master limited partnerships (“MLPs”). The Fund’s investments in REITs include commercial property REITs and residential mortgage REITs. The Fund’s investments in MLPs will primarily be within the broad energy sector and include MLPs in transportation and shipping, storage, processing, refining, marketing, exploration, production, and mining.

Under normal conditions, the Fund invests in approximately 40-60 securities that are well diversified among market sectors. The Adviser utilizes a value style of investing to select equity securities for the Fund that it believes are undervalued, generally maintain high-quality characteristics, and offer an attractive opportunity for price appreciation coupled with downside risk limitation. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book values, revenues and cash flow. Key metrics for evaluating the risk/return profile of an investment may include strong free cash flow, an improving return on equity, a strengthening balance sheet and, in the case of common equities, positive earnings surprises without a corresponding change in the stock price. As the Adviser constructs the Fund’s portfolio, it does not have set allocations for common stocks, REITs, or MLPs, nor does it focus on any particular industry or sector. Sector weights are a residual of bottom up portfolio construction and are limited to 25% to any one sector on an absolute basis as a component of the inherent risk controls embedded in the process. As the Adviser evaluates each investment opportunity, it applies the same value investing criteria regardless of the security type and constructs the portfolio by selecting those securities with the most attractive value factors described above regardless of security type, sector, or industry. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target or a change to a company’s fundamentals that negatively impacts the original investment thesis. The Adviser will not necessarily sell a security that has depreciated below the stated market capitalization defined above.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund considers small-cap companies to be those companies within the market capitalization range of the Russell 2000® Index at the time of initial purchase. While the market capitalization range of the Russell 2000® Index changes throughout the year, it undergoes an annual reconstitution in June of each year. As of December 31, 2024, the market capitalization range of the companies in the index was between $6.15 million and $14.8 billion. The equity securities in which the Fund invests are primarily common stocks, but may also include shares of exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”), and master limited partnerships (“MLPs”). The Fund generally invests in securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts (“ADRs”). In the event the Fund invests in foreign securities and ADRs, the Adviser expects that the Fund’s investment in such securities would normally represent less than 25% of the Fund’s assets.

The Fund invests in approximately 50-70 securities that are well diversified among market sectors. The Adviser utilizes a value style of investing to select securities for the Fund that it believes are undervalued, generally maintain high-quality characteristics, and offer an attractive opportunity for price appreciation coupled with downside risk limitation. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book values, revenues and cash flow. The Fund considers quality characteristics from a quantitative perspective, such as free cash flow generation, attractive returns on capital, and conservative balance sheets. Additionally, from a qualitative perspective, quality characteristics include strong management teams, durable competitive advantages, and reasonable growth prospects. Key metrics for evaluating the risk/return profile of an investment may include strong free cash flow, an improving return on equity, a strengthening balance sheet and, in the case of common equities, positive earnings surprises without a corresponding change in the stock price. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target, a change to a company’s fundamentals that makes the risk/return profile unattractive, or a need to improve the overall risk/return profile of the Fund. The Adviser will not necessarily sell a security that has appreciated or depreciated outside the Fund’s target capitalization range.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund seeks to meet its investment objectives by investing generally more than 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying and/or interest-bearing securities. By utilizing primarily income-producing securities from diverse asset classes, the Fund also seeks to maintain a lower volatility profile than traditional equity-only products. The Fund aims to invest in securities of companies with a strong and improving cash flow sufficient to support a sustainable or rising income stream for investors. In selecting securities for the Fund, the Adviser chooses among a diversified group of primarily income-producing asset classes. Equity securities may include common stocks, preferred stocks, convertible securities and warrants. Fixed income securities may include bonds and other debt securities, and money market instruments. Other types of income-producing securities may include interests in master limited partnerships (“MLPs”), securities of real estate investment trusts (“REITs”) and shares of exchange-traded funds (“ETFs”). The Fund generally invests in securities of domestic companies, but may also invest in securities of foreign companies and American Depositary Receipts (“ADRs”). In the event the Fund invests in foreign securities and ADRs, the Adviser expects that the Fund’s investments in such securities would normally represent less than 25% of the Fund’s assets.

The Fund is permitted to invest in companies of any capitalization range. The Fund’s fixed income investments are, in the aggregate, of investment grade (i.e., those rated in one of the three highest rating categories by a rating agency), but may at times include securities rated below investment grade (high yield or “junk” bonds) and unrated securities.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, foreign currency transactions, options and swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may also use such derivatives to manage equity, country, regional and currency exposure, to increase income or gain to the Fund, for hedging and for risk management. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of foreign currency derivatives, including forward foreign currency contracts and currency futures, but may not always do so. In addition to hedging non-dollar investments, the Fund may use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

The Fund seeks to provide a higher level of current income than that offered by traditional fixed income products such as U.S. government bonds and money market securities. The Adviser’s investment process incorporates relative value analysis among capital instruments, as well as among asset classes, to determine where downside potential can be limited to achieve the goal of generating an attractive level of current income along with capital appreciation. Key metrics for evaluating the risk/return profile of an investment may include strong free cash flow, an improving return on equity, a strengthening balance sheet and, in the case of common equities, positive earnings surprises without a corresponding change in the stock price. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target, a change to a company’s fundamentals that makes the risk/return profile unattractive, or a need to improve the overall risk/return profile of the Fund.

The Fund invests across various asset classes, sectors and securities, and, from time to time, will engage in frequent trading.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of Master Limited Partnerships (“MLPs”) (as defined below) and Energy Infrastructure Companies. The Fund invests in equity securities such as common units, preferred units, subordinated units, general partner interests, common shares and preferred shares in MLPs and Energy Infrastructure Companies. The Fund also may invest in investment grade debt securities issued by MLPs and Energy Infrastructure Companies of any maturity. The Fund may invest in MLPs and Energy Infrastructure Companies of any market capitalization ranges. Energy Infrastructure Companies include clean energy companies engaged in renewable energy electricity generation (wind, solar, hydrogen, geothermal, biomass, etc.), renewable storage and transmission, renewable energy equipment development manufacturing, electrified transport, biofuel production or energy efficiency solutions (including smart grid). The Fund is non-diversified, which means that it may invest in a limited number of issuers.

MLPs are entities structured as master limited partnerships. Master limited partnerships are limited partnerships and limited liability companies that are publicly traded and are treated as partnerships for federal income tax purposes. The Fund’s MLP investments are generally focused on energy infrastructure investments in pipelines and processes involving the gathering, processing, distributing and marketing of natural gas, natural gas liquids, crude oil, or other refined products.

Energy Infrastructure Companies are companies, including affiliates of MLPs, that own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal, electricity, or renewable energy or that provide energy-related services. For purposes of this definition, such companies (i) derive at least 50% of their revenues or operating income from operating such assets or providing services for the operation of such assets or (ii) have such assets that represent the majority of their assets.

The Fund will invest at least 50% of its total assets in Midstream MLPs and Midstream Energy Infrastructure companies.

Midstream MLPs are MLPs that principally own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

Midstream Energy Infrastructure Companies are companies, other than Midstream MLPs, that own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

The Fund may directly invest up to but not more than 25% (or such higher amount as permitted by any applicable tax diversification rules) of total assets, at the time of investment, in equity or debt securities of master limited partnerships. This limit does not apply to securities issued by MLP affiliates, which are not treated as publicly traded partnerships for federal income tax purposes.

The Fund may invest up to but not more than 15% of total assets in debt securities of Energy Infrastructure Companies.

The Fund may invest up to but not more than 12.5% of total assets in any single issuer.

The Fund may invest up to 15% of net assets in unregistered and other illiquid securities.

The Fund may engage in covered call writing. The Fund currently expects to write call options for the purpose of generating realized gains or reducing the Fund’s ownership of certain securities. The Fund will only write call options on securities that are held in the portfolio (i.e., covered calls). The Fund may borrow to purchase securities, which would add leverage to the portfolio.

The investment process of the Fund’s investment adviser, Westwood Management Corp. (the “Adviser”), is designed to generate returns by investing in a portfolio of publicly traded MLPs and Energy Infrastructure Companies. Returns are typically driven by the distribution yield plus expected annual growth in the cash distributions. The Adviser maintains proprietary business valuation models and analyzes key variables such as cash flow stability, growth profile, commodity price sensitivity, balance sheet strength, hedging profile, management strength, competitive landscape and other factors. The Adviser employs a “bottom up” research-driven stock selection process with an emphasis on the opportunity set and growth prospects for each target investment. Changes in the laws of the United States, including tax laws and regulations, could result in the inability of the Fund to operate as described in this prospectus and the SAI and could adversely affect the Fund (see “Tax Law Change Risk” below).

The percentage limitations applicable to the portfolio described above apply at the time of investment, and the Fund will not be required to sell securities due to subsequent changes in the value of securities owned. However, although the Fund may not be required to sell securities due to subsequent changes in value, if such changes cause the Fund to have invested less than 80% of total assets in securities of MLPs and Energy Infrastructure Companies, the Fund will be required to make future purchases of securities in a manner so as to come into compliance with this investment policy. The Fund will invest primarily in companies located in North America, but the Fund may invest in companies located anywhere in the world.

Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund’s investment strategy is designed to evaluate the market to determine whether the market as a whole or a particular sector or industry is undervalued or overvalued. Broadmark Asset Management LLC (“Broadmark” or the “Sub-Adviser”) seeks to identify potential long and short investments that it believes offer the greatest risk adjusted potential for returns. The Fund seeks to gain exposure to equity indices, sectors and industry groups that it believes are more attractive on a relative basis and may take short positions in equity indices, sectors or industry groups that it believes are less attractive on a relative basis. The Sub-Adviser will rely on a variety of factors to reach its determination of the relative value of potential investments, including valuation, monetary conditions, investor sentiment, and momentum factors. The Sub-Adviser uses equity valuation models, such as historical price-earnings ratios, price-sales ratios, 10-year normalized earnings, dividend discount models and other measures to determine equity valuation relative to the economic and business cycles. Similar valuation and relative strength metrics are applied to sectors and industries in order to determine undervaluation and overvaluation relative to historical precedent and within the context of the overall stock market, business, and economic cycles. Additionally, the Sub-Adviser uses a series of momentum models, which are used to determine the overall money flow into and out of an equity security.

Relative to the U.S. equity market, the Fund is designed to outperform during periods of higher volatility or when the U.S. equity market is falling. The Fund may underperform the U.S. equity market in other market environments.

The Fund may employ both leveraged investment techniques as well as short positions which allow the Fund to obtain investment exposure that can range from 120% long to 100% short, as a percentage of the Fund’s net assets at the time of investment. In most market conditions, the Fund maintains investment exposure between 100% long and 100% short, as a percentage of the Fund’s net assets at the time of investment.

The Fund invests in instruments providing exposure to securities market indices, industries or sectors within U.S. and overseas equity markets. These instruments primarily include exchange-traded funds (“ETFs”) and futures on securities indices. The Fund may obtain exposure to equity securities of U.S. and non-U.S. issuers, including issuers in countries considered to be emerging market countries, in all market capitalization ranges, including small capitalization stocks. Under certain market conditions, the Fund may hold a substantial portion of its assets in cash, cash equivalents, fixed income securities of U.S. and non-U.S. issuers that are of investment grade quality and of any maturity, exchange-traded notes (“ETNs”), and/or money market or other funds that invest in these instruments.

On occasion, the Fund may write covered put and call options and purchase put and call options on securities, securities indices and shares of ETFs. The Fund may purchase or write options in combination with each other (simultaneously writing call options and purchasing put options) to adjust risk and return of its overall investment positions.

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective.

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of instruments that provide exposure to U.S. and non-U.S. equity securities. These instruments generally include futures and options on securities, securities indices and shares of exchange-traded funds (“ETFs”). The Fund may also invest in equity securities (such as common stocks, preferred stocks and shares of investment companies, including ETFs) of U.S. and non-U.S. issuers, which may include emerging market issuers, in any industry sector and in all market capitalization ranges, including small capitalization stocks, without limitation.

The Fund may hold a substantial portion of its assets in cash and cash equivalents, including money market instruments, commercial paper and short-term securities issued by U.S. and non-U.S. issuers, and in fixed income instruments of U.S. and non-U.S. issuers that are of investment grade and of any maturity. Such fixed income instruments include corporate bonds, government securities, and bank debt. The Fund may also invest in futures, options, and swaps on fixed income instruments, credit indices, and interest rates such as futures on government securities and options on interest rate swaps.

Broadmark Asset Management LLC’s (“Broadmark” or the “Sub-Adviser”) investment approach for managing the Fund’s assets focuses on identifying securities and other instruments that the Sub-Adviser believes are undervalued, or overvalued, relative to their intrinsic values, and that offer the greatest risk adjusted potential for returns. In evaluating whether a particular market, sector or industry is undervalued or overvalued, the Sub-Adviser considers a variety of factors, including valuation and monetary conditions, investor sentiment and returns over a calendar year or other time period. The Sub-Adviser seeks to invest in futures, options and options on futures on indices, equity securities, and other instruments in sectors and industries or groups of industries that the Sub-Adviser believes are attractive on a relative basis. Consistent with this approach, the Sub-Adviser may also sell short options and futures on indices, equity securities and other instruments that it believes are less attractive on a relative basis. The Sub-Adviser’s investment approach also involves using strategies designed to create less downside volatility than the HFRX Equity Hedge Index. With respect to the Fund, the Fund’s principal investment strategies include seeking to create less market exposure during equity market downturns. If this strategy is successful, having less equity market exposure during equity downturns, as determined by the Sub-Adviser’s investment process, will result in the Fund having less downside volatility than the HFRX Equity Hedge Index.

For hedging and non-hedging (speculative) purposes, the Fund may invest in options on foreign currencies, foreign currency futures and options and foreign currency exchange-related securities like foreign currency warrants and other instruments linked to foreign currency exchange rates. The Fund may write (sell) covered and uncovered put and call options, and may purchase put and call options, on securities, securities indices, shares of ETFs and other instruments. In addition, for purposes of adjusting risk and return of its investment positions, the Fund may purchase or write a combination of options (i.e., simultaneously writing call options and purchasing put options).

In addition to purchasing, or taking “long” positions in equity securities, the Fund may employ both leveraged investment techniques (e.g., investments in futures and options) as well as short positions on target securities, which allow the Fund a net exposure which can range from 200% net long to 100% net short in its portfolio, as measured at the time of investment. For example, if the Fund invests 130% of its net assets in long positions and 30% of its net assets in short positions, the Fund is “100% net long.” When the Fund’s outstanding short positions equal its net assets, the Fund is “100% net short.” The Fund may employ short positions independently of (and without regard to) its existing long positions and such short positions may not offset, or correlate directly to, long positions.

The percentage of the Fund’s assets held in cash and cash equivalents will fluctuate depending on various factors, including the Sub-Adviser’s current assessment of markets, valuation and monetary conditions, investor sentiment, risks and other investment factors, the Fund’s current requirements for liquidity, and the Fund’s need to satisfy margin requirements with respect to its use of derivative instruments.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

The Fund may temporarily invest extensively in cash and cash equivalents for the purpose of protecting the Fund in the event the Sub-Adviser determines that market, economic, political, or other conditions warrant a defensive posture. To the extent that the Fund is in a defensive position, its ability to achieve its investment objective will be limited.

Ultra Shares [Member] | Westwood Quality Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of large capitalization companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund considers large capitalization companies to be companies that have market capitalizations of greater than $5 billion at the time of initial purchase. The equity securities in which the Fund invests are primarily common stocks, but may also include real estate investment trusts (“REITs”), and master limited partnerships (“MLPs”). The Fund generally invests in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts (“ADRs”). In the event that the Fund invests in foreign securities and ADRs, the Adviser expects that the Fund’s investments in such securities would normally represent less than 25% of the Fund’s assets.

The Fund invests in approximately 40-60 securities that are well diversified among market sectors. The Adviser utilizes a value style of investing to select securities for the Fund that it believes are undervalued, generally maintain high-quality characteristics, and offer an attractive opportunity for price appreciation coupled with downside risk limitation. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book values, revenues and cash flow. The Fund considers quality characteristics from a quantitative perspective, such as free cash flow generation, attractive returns on capital, and conservative balance sheets. Additionally, from a qualitative perspective, quality characteristics include strong management teams, durable competitive advantages, and reasonable growth prospects. Key metrics for evaluating the risk/return profile of an investment may include strong free cash flow, an improving return on equity, a strengthening balance sheet and, in the case of common equities, positive earnings surprises without a corresponding change in the stock price. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target or a change to a company’s fundamentals that negatively impacts the original investment thesis. The Adviser will not necessarily sell a security that has depreciated below the stated market capitalization defined above.

Ultra Shares [Member] | Westwood Quality Smidcap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small- and mid-cap companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund considers small- and mid-cap companies to be those companies within the market capitalization range of the Russell 2500® Index at the time of initial purchase. While the market capitalization range of the Russell 2500® Index changes throughout the year, it undergoes an annual reconstitution in June of each year. As of December 31, 2024, the market capitalization range of the companies in the index was between $6.1 million and $32.9 billion. The equity securities in which the Fund invests are primarily common stocks, but may also include shares of exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”), and master limited partnerships (“MLPs”). The Fund generally invests in securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts (“ADRs”). In the event the Fund invests in foreign securities or ADRs, the Adviser expects that the Fund’s investment in such securities would normally represent less than 15% of the Fund’s assets.

The Fund invests in approximately 45-75 securities that are well diversified among market sectors. The Adviser utilizes a value style of investing to select securities for the Fund that it believes are undervalued, generally maintain high-quality characteristics, and offer an attractive opportunity for price appreciation coupled with downside risk limitation. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book values, revenues and cash flow. Key metrics for evaluating the risk/return profile of an investment may include strong free cash flow, an improving return on equity, a strengthening balance sheet and, in the case of common equities, positive earnings surprises without a corresponding change in the stock price. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target, a change to a company’s fundamentals that makes the risk/return profile unattractive, or a need to improve the overall risk/return profile of the Fund. The Adviser will not necessarily sell a security that has appreciated or depreciated outside the Fund’s target capitalization range.

Ultra Shares [Member] | Westwood Quality SmallCap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund considers small-cap companies to be those companies within the market capitalization range of the Russell 2000® Index at the time of initial purchase. While the market capitalization range of the Russell 2000® Index changes throughout the year, it undergoes an annual reconstitution in June of each year. As of December 31, 2024, the market capitalization range of the companies in the index was between $16.15 million and $14.8 billion. The equity securities in which the Fund invests are primarily common stocks, but may also include shares of exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”), and master limited partnerships (“MLPs”). The Fund generally invests in securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts (“ADRs”). In the event the Fund invests in foreign securities and ADRs, the Adviser expects that the Fund’s investment in such securities would normally represent less than 25% of the Fund’s assets.

The Fund invests in approximately 50-70 securities that are well diversified among market sectors. The Adviser utilizes a value style of investing to select securities for the Fund that it believes are undervalued, generally maintain high-quality characteristics, and offer an attractive opportunity for price appreciation coupled with downside risk limitation. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book values, revenues and cash flow. The Fund considers quality characteristics from a quantitative perspective, such as free cash flow generation, attractive returns on capital, and conservative balance sheets. Additionally, from a qualitative perspective, quality characteristics include strong management teams, durable competitive advantages, and reasonable growth prospects. Key metrics for evaluating the risk/return profile of an investment may include strong free cash flow, an improving return on equity, a strengthening balance sheet and, in the case of common equities, positive earnings surprises without a corresponding change in the stock price. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target, a change to a company’s fundamentals that makes the risk/return profile unattractive, or a need to improve the overall risk/return profile of the Fund. The Adviser will not necessarily sell a security that has appreciated or depreciated outside the Fund’s target capitalization range.

Ultra Shares [Member] | Westwood Quality AllCap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in equity securities of companies which the Adviser believes are undervalued in relation to the broader market, employ superior business models compared to their competition, and possess strong balance sheets and free cash flow. Generally, the universe of securities from which the Adviser selects investments will encompass companies of all market capitalizations greater than $100 million at the time of purchase. The equity securities in which the Fund invests are primarily common stocks, public real estate investment trusts (“REITs”), and master limited partnerships (“MLPs”). The Fund’s investments in REITs include commercial property REITs and residential mortgage REITs. The Fund’s investments in MLPs will primarily be within the broad energy sector and include MLPs in transportation and shipping, storage, processing, refining, marketing, exploration, production, and mining.

Under normal conditions, the Fund invests in approximately 40-60 securities that are well diversified among market sectors. The Adviser utilizes a value style of investing to select equity securities for the Fund that it believes are undervalued, generally maintain high-quality characteristics, and offer an attractive opportunity for price appreciation coupled with downside risk limitation. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book values, revenues and cash flow. Key metrics for evaluating the risk/return profile of an investment may include strong free cash flow, an improving return on equity, a strengthening balance sheet and, in the case of common equities, positive earnings surprises without a corresponding change in the stock price. As the Adviser constructs the Fund’s portfolio, it does not have set allocations for common stocks, REITs, or MLPs, nor does it focus on any particular industry or sector. Sector weights are a residual of bottom up portfolio construction and are limited to 25% to any one sector on an absolute basis as a component of the inherent risk controls embedded in the process. As the Adviser evaluates each investment opportunity, it applies the same value investing criteria regardless of the security type and constructs the portfolio by selecting those securities with the most attractive value factors described above regardless of security type, sector, or industry. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target or a change to a company’s fundamentals that negatively impacts the original investment thesis. The Adviser will not necessarily sell a security that has depreciated below the stated market capitalization defined above.

Ultra Shares [Member] | Westwood Income Opportunity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund seeks to meet its investment objectives by investing generally more than 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying and/or interest-bearing securities. By utilizing primarily income-producing securities from diverse asset classes, the Fund also seeks to maintain a lower volatility profile than traditional equity-only products. The Fund aims to invest in securities of companies with a strong and improving cash flow sufficient to support a sustainable or rising income stream for investors. In selecting securities for the Fund, the Adviser chooses among a diversified group of primarily income-producing asset classes. Equity securities may include common stocks, preferred stocks, convertible securities and warrants. Fixed income securities may include bonds and other debt securities, and money market instruments. Other types of income-producing securities may include interests in master limited partnerships (“MLPs”), securities of real estate investment trusts (“REITs”) and shares of exchange-traded funds (“ETFs”). The Fund generally invests in securities of domestic companies, but may also invest in securities of foreign companies and American Depositary Receipts (“ADRs”). In the event the Fund invests in foreign securities and ADRs, the Adviser expects that the Fund’s investments in such securities would normally represent less than 25% of the Fund’s assets.

The Fund is permitted to invest in companies of any capitalization range. The Fund’s fixed income investments are, in the aggregate, of investment grade (i.e., those rated in one of the three highest rating categories by a rating agency), but may at times include securities rated below investment grade (high yield or “junk” bonds) and unrated securities.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, foreign currency transactions, options and swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may also use such derivatives to manage equity, country, regional and currency exposure, to increase income or gain to the Fund, for hedging and for risk management. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of foreign currency derivatives, including forward foreign currency contracts and currency futures, but may not always do so. In addition to hedging non-dollar investments, the Fund may use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

The Fund seeks to provide a higher level of current income than that offered by traditional fixed income products such as U.S. government bonds and money market securities. The Adviser’s investment process incorporates relative value analysis among capital instruments, as well as among asset classes, to determine where downside potential can be limited to achieve the goal of generating an attractive level of current income along with capital appreciation. Key metrics for evaluating the risk/return profile of an investment may include strong free cash flow, an improving return on equity, a strengthening balance sheet and, in the case of common equities, positive earnings surprises without a corresponding change in the stock price. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target, a change to a company’s fundamentals that makes the risk/return profile unattractive, or a need to improve the overall risk/return profile of the Fund.

The Fund invests across various asset classes, sectors and securities, and, from time to time, will engage in frequent trading.

Ultra Shares [Member] | Westwood Alternative Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund employs an absolute return strategy, which means that the Fund seeks to earn a positive total return through a combination of current income and capital appreciation in all market conditions, by maintaining a portfolio that is designed to have low volatility and low correlations with equity and fixed income markets over a full market cycle.

In seeking to achieve its goals, the Fund invests primarily in income producing convertible securities. Convertible securities include, but are not limited to, corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. Once a convertible security converts to common stock, the Fund would be an equity owner of the particular company as a common stockholder. The Fund may also invest in equity securities and non-convertible fixed income securities, and may invest in securities of any market capitalization, maturity, duration or credit quality, including securities rated below investment grade or, if unrated, deemed by the Adviser to be of comparable quality (“junk bonds”). The Fund may invest in foreign companies in both developed and emerging markets.

The Fund may seek to exploit certain arbitrage opportunities by, for example, selling common stocks or bonds short against positions in which the Fund has invested in convertible securities, or establishing short positions in convertible securities with long positions in the corresponding common stock or bond. When the Fund sells a security short, it is selling a security it does not own. The Fund may invest in derivative instruments, such as futures contracts, forward contracts, options and swaps (including credit default swaps) to seek to hedge risks such as issuer, equity market, credit, interest rate and foreign currency risks, or enhance the returns of the Fund. The Fund may also seek to generate income from option premiums by writing (selling) call and put options on individual securities, broad-based securities indexes or exchange-traded funds (“ETFs”). The Adviser seeks to identify undervalued convertible securities by utilizing quantitative tools and fundamental research to assess a security’s income characteristics, liquidity, credit quality, volatility and equity value. The Adviser seeks to invest in companies with strong business models, quality management, and favorable financial conditions. The Adviser will consider selling a convertible security when it believes that the security is no longer undervalued, or there are unfavorable changes in the fundamentals of the underlying company or the structure of the convertible security. The Fund may buy and sell securities frequently, which could result in a high portfolio turnover rate.

When the Adviser believes that market conditions are unfavorable for profitable investing, or is otherwise unable to locate attractive investment opportunities, it may increase the Fund’s investments in cash or money market instruments to protect the Fund’s assets and maintain liquidity. When the Fund’s investments in cash or money market instruments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in equity and fixed income securities.

The Fund invests across various asset classes, sectors and securities, and, from time to time, will engage in frequent trading.

As a result of the Fund’s investment style, the Fund, from time to time, will engage in frequent trading.

Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of Master Limited Partnerships (“MLPs”) (as defined below) and Energy Infrastructure Companies. The Fund invests in equity securities such as common units, preferred units, subordinated units, general partner interests, common shares and preferred shares in MLPs and Energy Infrastructure Companies. The Fund also may invest in investment grade debt securities issued by MLPs and Energy Infrastructure Companies of any maturity. The Fund may invest in MLPs and Energy Infrastructure Companies of any market capitalization ranges. Energy Infrastructure Companies include clean energy companies engaged in renewable energy electricity generation (wind, solar, hydrogen, geothermal, biomass, etc.), renewable storage and transmission, renewable energy equipment development manufacturing, electrified transport, biofuel production or energy efficiency solutions (including smart grid). The Fund is non-diversified, which means that it may invest in a limited number of issuers.

MLPs are entities structured as master limited partnerships. Master limited partnerships are limited partnerships and limited liability companies that are publicly traded and are treated as partnerships for federal income tax purposes. The Fund’s MLP investments are generally focused on energy infrastructure investments in pipelines and processes involving the gathering, processing, distributing and marketing of natural gas, natural gas liquids, crude oil, or other refined products.

Energy Infrastructure Companies are companies, including affiliates of MLPs, that own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal, electricity, or renewable energy or that provide energy-related services. For purposes of this definition, such companies (i) derive at least 50% of their revenues or operating income from operating such assets or providing services for the operation of such assets or (ii) have such assets that represent the majority of their assets.

The Fund will invest at least 50% of its total assets in Midstream MLPs and Midstream Energy Infrastructure companies.

Midstream MLPs are MLPs that principally own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

Midstream Energy Infrastructure Companies are companies, other than Midstream MLPs, that own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

The Fund may directly invest up to but not more than 25% (or such higher amount as permitted by any applicable tax diversification rules) of total assets, at the time of investment, in equity or debt securities of master limited partnerships. This limit does not apply to securities issued by MLP affiliates, which are not treated as publicly traded partnerships for federal income tax purposes.

The Fund may invest up to but not more than 15% of total assets in debt securities of Energy Infrastructure Companies.

The Fund may invest up to but not more than 12.5% of total assets in any single issuer.

The Fund may invest up to 15% of net assets in unregistered and other illiquid securities.

The Fund may engage in covered call writing. The Fund currently expects to write call options for the purpose of generating realized gains or reducing the Fund’s ownership of certain securities. The Fund will only write call options on securities that are held in the portfolio (i.e., covered calls). The Fund may borrow to purchase securities, which would add leverage to the portfolio.

The investment process of the Fund’s investment adviser, Westwood Management Corp. (the “Adviser”) is designed to generate returns by investing in a portfolio of publicly traded MLPs and Energy Infrastructure Companies. Returns are typically driven by the distribution yield plus expected annual growth in the cash distributions. The Adviser maintains proprietary business valuation models and analyzes key variables such as cash flow stability, growth profile, commodity price sensitivity, balance sheet strength, hedging profile, management strength, competitive landscape and other factors. The Adviser employs a “bottom up” research-driven stock selection process with an emphasis on the opportunity set and growth prospects for each target investment. Changes in the laws of the United States, including tax laws and regulations, could result in the inability of the Fund to operate as described in this prospectus and the SAI and could adversely affect the Fund (see “Tax Law Change Risk” below).

The percentage limitations applicable to the portfolio described above apply at the time of investment, and the Fund will not be required to sell securities due to subsequent changes in the value of securities owned. However, although the Fund may not be required to sell securities due to subsequent changes in value, if such changes cause the Fund to have invested less than 80% of total assets in securities of MLPs and Energy Infrastructure Companies, the Fund will be required to make future purchases of securities in a manner so as to come into compliance with this investment policy. The Fund will invest primarily in companies located in North America, but the Fund may invest in companies located anywhere in the world.

Westwood Salient Enhanced Midstream Income E T F [Member] | Westwood Salient Enhanced Midstream Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives by investing, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of Midstream (as defined below) North American corporations and Midstream U.S. master limited partnerships (“MLPs”) (collectively, “Midstream Investments”). MLPs are limited partnerships and limited liability companies that are publicly traded and are treated as partnerships for federal income tax purposes. The units for these entities are listed and traded on a U.S. securities exchange. The Fund invests in equity securities, such as common units and common shares, in Midstream Investments.

“Midstream” companies own and operate the logistical assets used in the energy sector and are engaged in (a) the treating, gathering, compression, processing, transmission and storage of natural gas and the transportation, fractionation and storage of natural gas liquids (primarily propane, ethane, butane and natural gasoline); (b) the gathering, transportation (including marine) and storage of crude oil; and (c) the transportation and storage of refined products (primarily gasoline, diesel fuel and jet fuel) and other hydrocarbon by-products. Midstream companies may also operate ancillary businesses, including the marketing of commodities and logistical services.

The Fund will invest 75% or more of its assets in Midstream Investments that are engaged in the Midstream Energy Infrastructure. Midstream Energy Infrastructure refers to energy infrastructure companies engaged in midstream activities involving energy commodities, including gathering and processing, liquefaction, pipeline transportation, rail terminaling, and storage. The Fund also may invest up to 20% of its net assets in non-Midstream Investments, including MLPs that operate (i) other assets that are used in the energy sector, including assets used in exploring developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or (ii) that provide energy related services.

The Fund may directly invest up to but not more than 25% (or such higher amount as permitted by any applicable tax diversification rules) of total assets, at the time of investment, in equity securities of MLPs. This limit does not apply to securities issued by MLP affiliates, which are not treated as publicly traded partnerships for federal income tax purposes. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

The Fund may invest up to but not more than 15% of total assets in any single issuer. The Fund will invest primarily in companies located in North America, but the Fund may invest in companies located anywhere in the world.

The Fund will engage in covered call writing. The Fund currently expects to write call options for the purpose of generating realized gains and distributable cash flow to investors. The Fund will only write call options on securities that the Fund holds in its portfolio (i.e., covered calls). Each long security will likely have a corresponding call option written on it. A call option on a security is a contract that gives the holder of such call option the right to buy the security underlying the call option from the writer of such call option at a specified price at any time during the term of the option. At the time the call option is sold, the writer of a call option receives a premium (or call premium) from the buyer of such call option. If the Fund writes a call option on a security, the Fund has the obligation upon exercise of such call option to deliver the underlying security upon payment of the exercise price. When the Fund writes a call option, an amount equal to the premium received by the Fund will be recorded as a liability and will be subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund as realized gains from investments on the expiration date. If the Fund repurchases a written call option prior to its exercise, the difference between the premium received and the amount paid to repurchase the option is treated as a realized gain or realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund, as the writer of the option, bears the market risk of an unfavorable change in the price of the security underlying the written option. In other words, the Fund can lose money if: (1) the Fund’s equity positions go down in value or (2) the price of an underlying equity exceeds the call option strike price at expiration or an open option position is closed for more than the premium the Fund received at the initial sale. Under normal market conditions, the Fund expects that it will sell call options in an amount that is 80% or more of the value of the equity investments in the Fund’s portfolio.

The term “Enhanced” in the Fund’s name refers to the income generated from the Fund’s investment in Midstream Investments coupled with the income generated from the Fund’s covered call strategy.

The Fund may also utilize standardized exchange-traded and FLexible EXchange® (“FLEX”) options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of “over-the-counter” (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The investment process of the Fund’s investment adviser, Westwood Management Corp. (the “Adviser”) is designed to generate returns by investing in a portfolio of Midstream Investments. Returns are typically driven by the distribution yield, covered call premiums generated, growth in the underlying investments’ cash distributions and potential stock price appreciation, if any. The Adviser maintains proprietary business valuation models and analyses key variables such as cash flow stability, growth profile, commodity price sensitivity, balance sheet strength, hedging profile, management strength, competitive landscape and other factors. The Adviser employs a “bottom up” research-driven stock selection process with an emphasis on the opportunity set and growth prospects for each target investment. Changes in the laws of the United States, including tax laws and regulations, could result in the inability of the Fund to operate as described in this prospectus and the SAI and could adversely affect the Fund (see “Tax Law Change Risk” below).

As a result of the Fund’s investment strategy, the Fund may engage in frequent and active trading.

The percentage limitations applicable to the portfolio described above apply at the time of investment, and the Fund will review its holdings at least quarterly to confirm it is in compliance with its policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in securities of Midstream Investments. If during such review it is determined that the Fund has invested less than 80% of assets in securities of Midstream Investments, the Fund will be required to make future purchases of securities in a manner so as to come into compliance with this investment policy.

Westwood Salient Enhanced Energy Income E T F [Member] | Westwood Salient Enhanced Energy Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives by investing, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of Energy Companies (as defined below). The Fund invests primarily in equity securities of Energy Companies. The Fund may invest in Energy Companies of any size market capitalization.

The Fund considers Energy Companies to include companies in the Global Industry Classification Standard (“GICS”) energy sector and companies in any other GICS sectors that derive at least 50% of their revenues or profits from exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing, of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, petrochemicals, electricity, coal, uranium, hydrogen or other energy sources, renewable energy production, renewable energy equipment, energy storage, carbon, carbon dioxide, carbon dioxide and fugitive methane (“greenhouse gases”) mitigation and management (i.e., providing services to other companies to reduce their greenhouse emissions, including transportation and underground storage of carbon dioxide and mitigation of methane leakage usually through direct capture such as in landfills), as well as electric transmission, distribution, storage and system reliability support. Energy Companies also include companies providing engineering, consulting and construction services that derive at least 50% of their revenues or profits from the above, all of which are selected by the Fund’s investment adviser.

The Fund is non-diversified, which means that it may invest in a limited number of issuers.

The Fund may invest up to but not more than 25% of total assets in any single issuer. The Fund will invest mostly in companies located in North America.

The Fund will engage in covered call writing. The Fund currently expects to write call options for the purpose of generating realized gains and distributable cash flow to investors. The Fund will only write call options on securities that the Fund holds in its portfolio (i.e., covered calls). Each long security will likely have a corresponding call option written on it. A call option on a security is a contract that gives the holder of such call option the right to buy the security underlying the call option from the writer of such call option at a specified price at any time during the term of the option. At the time the call option is sold, the writer of a call option receives a premium (or call premium) from the buyer of such call option. If the Fund writes a call option on a security, the Fund has the obligation upon exercise of such call option to deliver the underlying security upon payment of the exercise price. When the Fund writes a call option, an amount equal to the premium received by the Fund will be recorded as a liability and will be subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund as realized gains from investments on the expiration date. If the Fund repurchases a written call option prior to its exercise, the difference between the premium received and the amount paid to repurchase the option is treated as a realized gain or realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund, as the writer of the option, bears the market risk of an unfavorable change in the price of the security underlying the written option. In other words, the Fund can lose money if: (1) the Fund’s equity positions go down in value or (2) the price of an underlying equity exceeds the call option strike price at expiration or an open option position is closed for more than the premium the Fund received at the initial sale. Under normal market conditions, the Fund expects that it will sell call options in an amount that is 80% or more of the value of the equity investments in the Fund’s portfolio.

The term “Enhanced” in the Fund’s name refers to the income generated from the Fund’s investment in Energy Companies coupled with the income generated from the Fund’s covered call strategy.

The Fund may also utilize standardized exchange-traded and FLexible EXchange® (“FLEX”) options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of “over-the-counter” (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The investment process of the Fund’s investment adviser, Westwood Management Corp. (the “Adviser”) is designed to generate returns by investing in a portfolio of publicly traded Energy Companies. Returns are typically driven by the distribution yield, covered call premiums generated, growth in the underlying investments’ cash distributions and potential stock price appreciation, if any. The Adviser maintains proprietary valuation models and analyzes key variables such as cash flow, growth profile, commodity price sensitivity, balance sheet strength, hedging profile, management strength, competitive landscape and other factors. The Adviser employs a “bottom up” research-driven stock selection process with an emphasis on the opportunity set and growth prospects for each target investment. Changes in the laws of the United States, including tax laws and regulations, could result in the inability of the Fund to operate as described in this prospectus and the SAI and could adversely affect the Fund (see “Tax Law Change Risk” below).

As a result of the Fund’s investment strategy, the Fund may engage in frequent and active trading.

The percentage limitations applicable to the portfolio described above apply at the time of investment, and the Fund will review its holdings at least quarterly to confirm it is in compliance with its policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in securities of Energy Companies. If during such review it is determined that the Fund has invested less than 80% of assets in securities of Energy Companies, the Fund will be required to make future purchases of securities in a manner so as to come into compliance with this investment policy.